OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
OtherRealEstateOwnedAbstract
OTHER REAL ESTATE OWNED

6. OTHER REAL ESTATE OWNED

At December 31, 2011 and 2010, the Corporation had other real estate owned totaling $7.1 million, net of valuation allowance, and $4.0 million, respectively.

The following table shows the activity in other real estate owned, excluding the valuation allowance, for the years ended December 31,

(In Thousands)	2011	2010
Balance, Beginning of Year	$4,000	$360
OREO Properties Added	12,613	4,523
Sales During Year	(8,611)	(883)
Balance, End of Year	$8,002	$4,000

The following table shows the activity in the valuation allowance for the years ended December 31,

(In Thousands)	2011	2010	2009
Balance, Beginning of Year	$—	$—	$—
Additions Charged to Expense	865	—	640
Direct Writedowns	—	—	(640)
Balance, End of Year	$865	$—	$—

The following table shows expenses related to other real estate owned for the years ended December 31,

(In Thousands)	2011	2010	2009
Net Loss/(Gain) on Sales	$203	$19	$(16)
Provision for Unrealized Losses	865	—	640
Operating Expenses, Net of Rental Income	179	28	132
Total	$1,247	$47	$756